Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Members Contributions Net of Distributions [Member]	Members' Deficit [Member]	Members Equity [Member]	Preferred Stock [Member]	Preferred Stock [Member] XCF Global Capital Inc [Member]	Common Stock [Member]	Common Stock [Member] XCF Global Capital Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] XCF Global Capital Inc [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] XCF Global Capital Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] XCF Global Capital Inc [Member]	Total	XCF Global Capital Inc [Member]
Balance at Dec. 31, 2022			$ 32,536,726
Net loss			(4,992,421)											$ (4,992,421)
Member contributions			100,000
Balance at Dec. 31, 2023			29,709,980				$ 62,330		$ 11,005,442		$ (42,500)		$ (246,610)		$ 10,778,662
Balance, shares at Dec. 31, 2023							62,329,743
Balance at Dec. 31, 2023			27,644,305
Balance at Feb. 08, 2023
Balance, shares at Feb. 08, 2023
Net loss													(246,610)		(246,610)
Common shares issued in the settlement of convertible debt							$ 2,330		1,075,114						1,077,444
Common shares issued in the settlement of convertible debt, shares							2,329,743
Common shares issued during the year							$ 42,500				(42,500)
Common shares issued during the year, shares							42,500,000
Common shares issued for the asset acquisition							$ 17,500		9,930,328						9,947,828
Common shares issued for the asset acquisition, shares							17,500,000
Balance at Dec. 31, 2023			29,709,980				$ 62,330		11,005,442		(42,500)		(246,610)		10,778,662
Balance, shares at Dec. 31, 2023							62,329,743
Balance at Dec. 31, 2023			27,644,305
Net loss			(11,181,115)											(11,181,115)
Member contributions			35,455,675
Balance at Sep. 30, 2024			53,984,540
Balance at Dec. 31, 2023			29,709,980				$ 62,330		11,005,442		(42,500)		(246,610)		10,778,662
Balance, shares at Dec. 31, 2023							62,329,743
Balance at Dec. 31, 2023			27,644,305
Net loss			(18,384,353)										(4,821,989)		(4,821,989)
Member contributions			32,890,000
Subscription received during the period											42,100				42,100
Common shares issued in the settlement of convertible debt							$ 12,670		6,047,364		(556,401)				5,503,633
Common shares issued in the settlement of convertible debt, shares							12,670,034
Balance at Dec. 31, 2024						$ 140,228	$ 75,000	$ 70,313,190	17,052,806		(556,801)	$ (29,018,191)	(5,068,599)	41,435,227	11,502,406
Balance, shares at Dec. 31, 2024						140,227,818	74,999,777
Balance at Dec. 31, 2024			42,149,952
Balance at Jun. 30, 2024			33,382,805
Net loss			(3,398,265)											(3,398,264)
Member contributions			24,000,000
Balance at Sep. 30, 2024			53,984,540
Balance at Dec. 31, 2024						$ 140,228	$ 75,000	70,313,190	$ 17,052,806		$ (556,801)	(29,018,191)	$ (5,068,599)	41,435,227	$ 11,502,406
Fee Shares to related party								1,425,000						1,425,000
Stock based compensation associated with restricted stock units								5,351,857						5,351,857
Net loss												90,285,942		90,285,942
Recapitalization on February 19, 2025 (Note 1)						$ 42,851		(70,313,190)				(18,269,283)		(88,539,622)
Recapitalization on February 19, 2025 (Note 1), shares						42,850,576
Recapitalization on June 6, 2025 (Note 1)						$ (170,515)		43,613,494				(43,442,979)
Recapitalization on June 6, 2025 (Note 1), shares						(57,446,488)
Issuance of common stock to Focus Impact in connection with the Business Combination						$ 532		(226,081,998)						(226,081,466)
Issuance of common stock to Focus Impact on connection with the Business Combination, shares						5,322,463
Common stock issued as compensation for ELOC commitment fee						$ 51		7,399,949						7,400,000
Common stock issued as compensation for ELOC commitment fee, shares						507,802
Common stock issued for conversion of loan payable to related party						$ 1,000		99,999,000						100,000,000
Common stock issued for conversion of loan payable to related party, shares						10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination						$ 62		1,239,938						1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares						622,109
Common stock issued in connection with the Business Combination						$ 120		(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares						1,200,000
Common stock issued in conjunction with loan payable to related party						$ 343		40,399,657						40,400,000
Common stock issued in conjunction with loan payable to related party, shares						3,431,096
Common stock issued in conjunction with promissory notes								10,000						10,000
Common stock issued in conjunction with promissory notes, shares						686
Common stock issued as compensation for severance						$ 60		13,199,940						13,200,000
Common stock issued as compensation for severance, shares						600,000
Common stock issued as replacement shares to Randy Soule						$ 195		19,088,430						19,088,625
Common stock issued as replacement shares to Randy Soule, shares						1,948,862
Balance at Sep. 30, 2025						$ 14,926		5,645,147				(444,511)		5,215,562
Balance, shares at Sep. 30, 2025						149,264,925
Balance at Jun. 30, 2025						$ 14,926						12,070,455		12,085,381
Balance, shares at Jun. 30, 2025						149,264,925
Fee Shares to related party								1,425,000						1,425,000
Stock based compensation associated with restricted stock units								4,220,147						4,220,147
Net loss												(12,514,966)		(12,514,966)
Balance at Sep. 30, 2025						$ 14,926		$ 5,645,147				$ (444,511)		$ 5,215,562
Balance, shares at Sep. 30, 2025						149,264,925